Income Taxes - Additional Information (Detail)	7 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Income tax provision	$ 22,010
Effective tax rate	(0.50%)
Valuation allowance	$ 48,114
unrecognized tax benefits	0
Unrecognized tax benefits on payments of interest and penalities accrued	$ 0